575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax www.kattenlaw.com

Peter J. Shea peter.shea@kattenlaw.com (212) 940-6447 direct (212) 894-5724 fax

July 1, 2013

Securities and Exchange Commission

Washington, D.C. 20549

Form S-1 Submission for AccuShares Commodities Trust I

Dear Ladies & Gentlemen:

On behalf of the AccuShares Commodities Trust I (“Trust”) sponsored by our client, AccuShares Management LLC, we are submitting, pursuant to Section 6(e) of the Securities Act of 1933, with this correspondence a draft of the registration statement on Form S-1 covering the proposed registration of two classes of shares of each of the six segregated series (“Funds”) of the Trust referred to in the registration statement as:

•	the AccuShares Spot WTI Crude Oil Fund;
•	the AccuShares Spot Brent Crude Oil Fund;
•	the AccuShares Spot Natural Gas Fund;
•	the AccuShares Spot Copper Fund;
•	the AccuShares GSCI Commodities Fund; and
•	the AccuShares Volatility Fund.

Please do not hesitate to contact me at (212) 940-6447 or, in my absence, Kathleen H. Moriarty at (212) 940-6304 if you have any questions or comments with respect to the foregoing.

Very truly yours,

/s/ Peter J. Shea
Peter J. Shea

PJS:mb

Enclosure

cc (w/ enclosure):	Mr. Jack Fonss Mr. Forrest G. Gilman Mr. Edward Cataldo Ms. Kathleen H. Moriarty

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